   THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
               CONFIDENTIAL TREATMENT EXPIRED ON MAY, 11 2000.


                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ x ]; Amendment Number: 1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ x ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      06/23/2000
         _______________________ _____________________ _________
              (Signature)           (City, State)        (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       $473,471,162
                                              (thousands)

List of Other Included Managers:              NONE

                                                         Ruane, Cunniff & Co., Inc.

                                                                 March 31, 1999

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.G. Edwards Inc.              COM              281760108      327    10000 SH       SOLE                                      10000
Cedar Fair LP-Dep Rcpts Repstg COM              150185106     1465    59204 SH       SOLE                                      59204
Choice Hotels Int'l Inc- New   COM              169905106    13348   949200 SH       SOLE                    21400            927800
Commerce Bancorp Inc/NJ        COM              200519106     1200    29085 SH       SOLE                                      29085
Dover Corp.                    COM              260003108    87878  2673109 SH       SOLE                   991925           1681184
                                                             73354  2231300 SH       DEFINED               2231300
Expeditors Int'l of Wash. Inc. COM              302130109   288017  5333642 SH       SOLE                  1318575           4015067
Knight Transportation          COM              499064103     2728   140800 SH       SOLE                      200            140600
Penske Motorsports Inc         COM              709598106     3423    97100 SH       SOLE                                      97100
Renaissance Holdings LTD       COM              G7496G103      653    18700 SH       SOLE                      400             18300
Waddell & Reed Financial       COM              930059209     1078    51328 SH       SOLE                                      51328